6. BUSINESS COMBINATION AND ACQUISITION OF INTEREST (Details 1) - BRL (R$) R$ in Millions	Mar. 31, 2017	Dec. 31, 2016
Universal Meats UK [Member]
BusinessCombinationAndAcquisitionOfInterestLineItems [Line Items]
Preliminary goodwill (disclosed on December 31, 2016)	R$ 45.4	R$ 168.8
Allocations		123.4
Property, plant and equipment, net	0.4
Trademarks
Import quotas	83.9	83.9
Customer relationship	43.3	43.3
Other		(3.8)
Goodwill for future expected profitability		45.4
Eclipse Holding Cooperatief U.A. [Member]
BusinessCombinationAndAcquisitionOfInterestLineItems [Line Items]
Preliminary goodwill (disclosed on December 31, 2016)	1.8	231.5
Allocations		229.8
Property, plant and equipment, net	203.5	165.2
Trademarks	64.5	64.5
Import quotas
Customer relationship
Other	0.1	0.1
Goodwill for future expected profitability		1.7
AlimentosCalchaquiProductsSevenS.A. [Member]
BusinessCombinationAndAcquisitionOfInterestLineItems [Line Items]
Preliminary goodwill (disclosed on December 31, 2016)	218.1	403.1
Allocations		185.2
Property, plant and equipment, net	75.4	62.3
Trademarks	122.3	122.3
Import quotas
Customer relationship
Other	R$ 0.6	0.6
Goodwill for future expected profitability		R$ 217.9